Annual Total Returns[BarChart] - PROFUND VP PHARMACEUTICALS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	16.13%	11.86%	31.63%	19.36%	4.44%	(3.73%)	10.36%	(6.20%)	14.04%	12.51%